Selected Statements of Operations Data (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Selected Statements of Operations Data [Abstract]
Schedule of research and development expenses, net
	Year ended December 31,
	2022	2021	2020

Total costs	$64,753	$61,924	$47,156
Less - capitalized software development costs	(6,097)	(7,911)	(5,798)

Research and development expenses, net	$58,656	$54,013	$41,358

Schedule of financial income, net
	Year ended December 31,
	2022	2021	2020

Interest expenses, net	$1,427	$2,907	$3,922
Exchange rate loss (gain), net	(360)	342	(232)
PPP loan forgiveness *)	(1,465)	-	-
Derivatives loss (gains), net	1,193	(3,338)	(104)
Bank charges and other	146	291	219

Financial expense, net	$941	$202	$3,805

*)	See note 3